LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 30, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in the Appendix below, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N‑1A effective on April 30, 2021, and filed on April 28, 2021.

If you have any questions or require further information, please contact Kent Barnes at (414) 550-7433 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent P. Barnes
Secretary

Appendix

Roundhill BITKRAFT Esports & Digital Entertainment ETF (S000065293)
Roundhill Sports Betting & iGaming ETF (S000068603)